LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2025
LONG-TERM DEBT
Schedule of long-term debt

	Effective interest rate as of
	December 31, 2025	2025	2024
Bank credit facilities (i)	5.08%	$1,179.8	$1,432.6
Senior Notes (ii)		5,644.5	6,187.1
Total long-term debt		6,824.3	7,619.7
Financing costs, net of amortization		(31.2)	(37.4)
		6,793.1	7,582.3
Less current portion		(491.6)	(400.0)
		$6,301.5	$7,182.3

As of December 31, 2025, the carrying value of long-term debt denominated in U.S. dollars, excluding financing costs, was $2,826.2 million ($4,021.2 million as of December 31, 2024) while the net fair value of related hedging derivative instruments was in an asset position of $33.0 million ($141.5 million as of December 31, 2024).

(i)	The bank credit facilities provide for $800.0 million in revolving credit facilities consisting of two tranches: (i) a first tranche in the amount of $400.0 million maturing in February 2030, and (ii) a second tranche in the amount of $400.0 million maturing in February 2026 and providing for a conversion option into a term facility maturing in February 2027. The bank credit facilities also provide for a $1,200.0 million term credit facility consisting of a $500.0 million tranche ($700.0 million in 2024) maturing in April 2026 and a $700.0 million tranche maturing in April 2027. The credit facilities bear interest at Canadian Overnight Repo Rate Average (“CORRA”), Secured Overnight Financing Rate (“SOFR”), Canadian prime rate or U.S. prime rate, plus a premium determined by the Corporation’s leverage ratio. The bank credit facilities contain covenants such as maintaining certain financial ratios, as well as limitations on the Corporation’s ability to incur additional debt, pay dividends, or make other distributions. As of December 31, 2025 and 2024, no amount was drawn on the revolving credit facilities while $1,179.8 million was outstanding on the term credit facility as of December 31, 2025 ($1,432.6 million in 2024).

On January 28, 2026, Videotron amended and restated its credit agreement to extend the term of the two existing tranches of its revolving credit facility: (i) the first tranche in the amount of $400.0 million now maturing in January 2031, and (ii) the second tranche in the amount of $400.0 million now maturing in January 2027 and providing for a conversion option into a term facility maturing in January 2028. On the same day, Videotron also added two new tranches to its revolving credit facility: (i) a first tranche in the amount of US$250.0 million maturing in January 2031, and (ii) a second tranche in the amount of US$250.0 million maturing in January 2027 and providing for a conversion option into a term facility maturing in January 2028. Certain conditions of the facilities were also amended.

(ii)	The Senior Notes are unsecured and contain certain restrictions, including limitations on Videotron’s ability to create liens, enter into sale and leaseback transactions, and incur certain debts. The Notes are redeemable at Videotron’s option, in whole or in part, prior to maturity at the prices, times and conditions specified for each series. The Senior Notes are guaranteed by specific subsidiaries of the Corporation. The following table summarizes the terms of the outstanding Senior Notes as of December 31, 2025:

		Annual nominal		Interest payable
Principal amount		interest rate	Maturity date	every 6 months on
	$800.0	4.500%	January 15, 2030	April and October 15
	$650.0	3.125%	January 15, 2031	January and July 15
	$750.0	3.625%	June 15, 2028	June and December 15
US$	500.0	3.625%	June 15, 2029	June and December 15
	$600.0	4.650%	July 15, 2029	January and July 15
	$400.0	5.000%	July 15, 2034	January and July 15
US$	700.0	5.700%	January 15, 2035	January and July 15
	$800.0[1]	3.950%	October 15, 2032	April and October 15
1	The notes were issued in November 2025 for net proceeds of $795.0 million, net of financing costs of $4.5 million.

Schedule of principal repayments of long-term debt

2026	$491.6
2027	688.2
2028	750.0
2029	1,286.0
2030	800.0
2031 and thereafter	2,808.5

Schedule of changes in long-term debt

	2025	2024
Balance at beginning of year	$7,582.3	$7,609.9
Net change under revolving facilities, net of financing costs	—	(364.0)
Issuance of long-term debt, net of financing costs	795.0	1,957.2
Repayment of long-term debt	(1,440.9)	(1,900.3)
Foreign currency translation	(154.1)	267.4
Amortization of financing costs	8.7	9.0
Change in fair value related to hedged interest rate risk	—	2.2
Other	2.1	0.9
Balance at end of year	$6,793.1	$7,582.3